Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Receivables For Sale Of Stock [Member]
Beginning balance, value at Dec. 31, 2022	$ 2,637	$ 11,652,094	$ (18,798,815)	$ (7,144,084)
Balance, shares at Dec. 31, 2022	26,371,519
Stock-based compensation		1,198,579		1,198,579
Issuance of restricted stock for forgiveness of accrued salaries and accrued bonuses		2,158,050		2,158,050
Issuance of stock options for forgiveness of accrued salaries and accrued bonuses		2,614,790		2,614,790
Sale of common stock, net of receivables of $75,000	$ 4	54,996		55,000
Sale of common stock, net of receivables of $75,000, shares	41,250
Net income (loss)			(4,783,689)	(4,783,689)
Stock issued for exercise of options in exchange for note payable, related party	$ 11	99,989		$ 100,000
Stock issued for exercise of options in exchange for note payable, related party, shares	113,636			113,633
Balance at Dec. 31, 2023	$ 2,652	17,778,498	(23,582,504)	$ (5,801,354)
Balance, shares at Dec. 31, 2023	26,526,405
Stock-based compensation		827,356		827,356
Sale of common stock, net of receivables of $75,000	$ 11	149,989		75,000	(75,000)
Sale of common stock, net of receivables of $75,000, shares	112,500
Reconciling shares due to forward stock split
Reconciling shares due to forward stock split, shares	8
Net income (loss)			(911,998)	(911,998)
Issuance of restricted stock and stock options for accrued compensation		60,000		60,000
Shares issued for vesting of restricted stock	$ 349	(349)
Shares issued for vesting of restricted stock, shares	3,487,500
Balance at Sep. 30, 2024	$ 3,012	18,815,494	(24,494,502)	(5,750,996)	(75,000)
Balance, shares at Sep. 30, 2024	30,126,413
Beginning balance, value at Dec. 31, 2023	$ 2,652	17,778,498	(23,582,504)	(5,801,354)
Balance, shares at Dec. 31, 2023	26,526,405
Stock-based compensation		1,840,908		1,840,908
Issuance of restricted stock for forgiveness of accrued salaries and accrued bonuses		10,000		10,000
Issuance of stock options for forgiveness of accrued salaries and accrued bonuses		50,000		50,000
Restricted stock issued for consulting agreements	$ 349	(349)
Restricted stock issued for consulting agreements, shares	3,487,500
Sale of common stock, net of receivables of $75,000	$ 11	149,989		150,000
Sale of common stock, net of receivables of $75,000, shares	112,500
Stock issued in connection with automatic conversion of convertible notes	$ 23	636,843		636,866
Stock issued in connection with automatic conversion of convertible notes, shares	227,447
Shares issued for warrant exercises	$ 275	9,724,938		9,725,213
Shares issued for warrant exercises, shares	2,750,000
Reconciling shares due to forward stock split
Reconciling shares due to forward stock split, shares	8
Net income (loss)			(2,439,625)	$ (2,439,625)
Stock issued for exercise of options in exchange for note payable, related party, shares
Sale of common stock, net of receivables	150,000
Balance at Dec. 31, 2024	$ 3,310	30,190,827	(26,022,129)	$ 4,172,008
Balance, shares at Dec. 31, 2024	33,103,860
Beginning balance, value at Jun. 30, 2024	$ 3,012	18,620,438	(23,903,481)	(5,355,031)	(75,000)
Balance, shares at Jun. 30, 2024	30,126,413
Stock-based compensation		195,056		195,056
Net income (loss)			(591,021)	(591,021)
Balance at Sep. 30, 2024	$ 3,012	18,815,494	(24,494,502)	(5,750,996)	(75,000)
Balance, shares at Sep. 30, 2024	30,126,413
Beginning balance, value at Dec. 31, 2024	$ 3,310	30,190,827	(26,022,129)	4,172,008
Balance, shares at Dec. 31, 2024	33,103,860
Stock-based compensation		1,676,667		1,676,667
Restricted stock issued for consulting agreements	$ 66,000
Restricted stock issued for consulting agreements, shares	103,186
Sale of common stock, net of receivables of $75,000	$ 15	212,593		212,608
Sale of common stock, net of receivables of $75,000, shares	143,654
Shares issued for warrant exercises	$ 94	(94)
Shares issued for warrant exercises, shares	943,846
Net income (loss)			(6,069,866)	$ (6,069,866)
Stock issued for exercise of options in exchange for note payable, related party, shares
Shares issued for services rendered	$ 10	65,990		$ 66,000
Shares issued for services rendered, shares	103,186
Balance at Sep. 30, 2025	$ 3,429	32,145,983	(32,091,995)	57,417
Balance, shares at Sep. 30, 2025	34,294,546
Beginning balance, value at Jun. 30, 2025	$ 3,483	31,140,596	(29,803,961)	1,340,118
Balance, shares at Jun. 30, 2025	34,833,083
Stock-based compensation		792,725		792,725
Sale of common stock, net of receivables of $75,000	$ 15	212,593		212,608
Sale of common stock, net of receivables of $75,000, shares	143,654
Shares issued for warrant exercises	$ 94	(94)
Shares issued for warrant exercises, shares	943,846
Net income (loss)			(2,288,034)	(2,288,034)
Shares not issued for vested restricted stock units due to administrative delay – See Note 6	$ (163)	163
Shares not issued for vested restricted stock units due to administrative delay - See Note 6, shares	(1,626,037)
Balance at Sep. 30, 2025	$ 3,429	$ 32,145,983	$ (32,091,995)	$ 57,417
Balance, shares at Sep. 30, 2025	34,294,546